FAIR VALUE MEASUREMENTS (Details 1) (Fair Value, Inputs, Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair Value, Inputs, Level 3 [Member]
Balance at January 1, 2013	$ (115)
Liabilities incurred in relation to the APA with Mailvision	(808)
Repayment of NSC's contingent consideration	120
Adjustment due to time change value	247
Balance at December 31, 2013	$ (556)